Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,073,012.89

Principal:
Principal Collections	$39,251,489.97
Prepayments in Full	$37,025,091.75
Liquidation Proceeds	$568,278.97
Recoveries	$1,500.00
Sub Total	$76,846,360.69
Collections	$83,919,373.58

Purchase Amounts:
Purchase Amounts Related to Principal	$130,928.74
Purchase Amounts Related to Interest	$793.64
Sub Total	$131,722.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$84,051,095.96

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$84,051,095.96
Servicing Fee	$1,493,021.45	$1,493,021.45	$0.00	$0.00	$82,558,074.51
Interest - Class A-1 Notes	$37,909.76	$37,909.76	$0.00	$0.00	$82,520,164.75
Interest - Class A-2 Notes	$293,027.50	$293,027.50	$0.00	$0.00	$82,227,137.25
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$81,832,337.25
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$81,684,778.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$81,684,778.92
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$81,601,292.84
Second Priority Principal Payment	$11,543,223.81	$11,543,223.81	$0.00	$0.00	$70,058,069.03
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$69,988,735.70
Third Priority Principal Payment	$40,000,000.00	$40,000,000.00	$0.00	$0.00	$29,988,735.70
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$29,891,069.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,891,069.03
Regular Principal Payment	$93,616,843.03	$29,891,069.03	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$84,051,095.96

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$11,543,223.81
First Priority Principal Payment					$40,000,000.00
First Priority Principal Payment					$29,891,069.03
Total					$81,434,292.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$81,434,292.84	$181.81	$37,909.76	$0.08	$81,472,202.60	$181.89
Class A-2 Notes	$0.00	$0.00	$293,027.50	$0.48	$293,027.50	$0.48
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$81,434,292.84	$39.92	$1,123,781.67	$0.55	$82,558,074.51	$40.47

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$145,160,066.84	0.3240903	$63,725,774.00	0.1422768
Class A-2 Notes	$616,900,000.00	1.0000000	$616,900,000.00	1.0000000
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,737,120,066.84	0.8515879	$1,655,685,774.00	0.8116664

Pool Information
Weighted Average APR	4.732%	4.719%
Weighted Average Remaining Term	55.77	55.02
Number of Receivables Outstanding	86,034	81,767
Pool Balance	$1,791,625,738.68	$1,714,394,956.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,720,323,285.40	$1,645,576,843.03
Pool Factor	0.8617916	0.8246428

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$25,715,924.34
Yield Supplement Overcollateralization Amount	$68,818,113.00
Targeted Overcollateralization Amount	$84,139,263.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,709,182.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		396	$254,993.22
(Recoveries)		1	$1,500.00
Net Losses for Current Collection Period			$253,493.22
Cumulative Net Losses Last Collection Period			$154,403.60
Cumulative Net Losses for all Collection Periods			$407,896.82

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.17%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.93%	730	$15,984,682.23
61-90 Days Delinquent	0.08%	64	$1,426,448.11
91-120 Days Delinquent	0.00%	4	$63,328.27
Over 120 Days Delinquent	0.00%	3	$58,916.08
Total Delinquent Receivables	1.02%	801	$17,533,374.69

Repossession Inventory:
Repossessed in the Current Collection Period		39	$929,954.59
Total Repossessed Inventory		53	$1,341,816.08

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0274%
Preceding Collection Period			0.0712%
Current Collection Period			0.1735%
Three Month Average			0.0907%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0310%
Preceding Collection Period			0.0442%
Current Collection Period			0.0868%
Three Month Average			0.0540%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer